Convertible Senior Notes	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES

15.CONVERTIBLE SENIOR NOTES

2023 Convertible Senior Notes

On December 4, 2018, the Company issued US$750 million convertible senior notes (the “2023 Notes”). The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019. The 2023 Notes will mature on December 1, 2023 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2023 Notes is 37.1830 of the Company’s ADS per US$1,000 principal amount of the 2023 Notes (which is equivalent to an initial conversion price of approximately US$26.89 per ADS). Prior to June 1, 2023, the 2023 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2023 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or portion of the 2023 Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

In connection with the issuance of the 2023 Notes, the Company purchased capped call options (the “2023 Capped Call”) on the Company’s ADS with certain counterparties at a price of US$67.5 million. The 2023 Capped Call exercise price is equal to the 2023 Notes’ initial conversion price and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2023 Notes and/or offset any potential cash payments that the Company is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

2025 Convertible Senior Notes

On March 29, 2019, the Company issued US$1,200 million convertible senior notes (the “2025 Notes”). The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019. The 2025 Notes will mature on April 1, 2025 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2025 Notes is 33.0003 of the Company’s ADS per US$1,000 principal amount of the 2025 Notes (which is equivalent to an initial conversion price of approximately US$30.30 per ADS). Prior to October 1, 2024, the 2025 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2025 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or portion of the 2025 Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

In connection with the issuance of the 2025 Notes, the Company purchased capped call options (the “2025 Capped Call”) on the Company’s ADS with certain counterparties at a price of US$84.5 million. The 2025 Capped Call exercise price is equal to the 2025 Notes’ initial conversion price and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2025 Notes and/or offset any potential cash payments that the Company is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

Accounting for Convertible Senior Notes

As the conversion option may be settled in cash at the Company’s option, the Company separated the 2023 Notes and the 2025 Notes (collectively as the “Notes”) into liability and equity components in accordance with ASC 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The difference between the principal amount of the 2023 Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 7.04% to accrete the discounted carrying value of the 2023 Notes to its face value on December 1, 2021, the put date of the 2023 Notes. The difference between the principal amount of the 2025 Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 6.01% to accrete the discounted carrying value of the 2025 Notes to its face value on April 1, 2023, the put date of the 2025 Notes.

The cost of the 2023 Capped Call and 2025 Capped Call of US$67.5 million and US$84.5 million (equivalent to RMB567,140) were recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheets with no subsequent changes in fair value be recorded.

 The net proceeds from the issuance of the 2023 Notes and the 2025 Notes were US$736.7 million and US$1,179.0 million (equivalent to RMB7,909,506), after deducting underwriting discounts and offering expenses of US$13.3 million and US$21.0 million (equivalent to RMB140,986) from the initial proceeds of US$750 million and US$1,200 million, respectively. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts of liability and equity components determined above.

The 2023 Notes and the 2025 Notes are collectively referred to the Notes. As of December 31, 2018 and 2019, the principal amount of the liability component of the Notes were RMB5,158.7 million and RMB13,577.9 million (US$1,950.3 million), unamortized debt discount were RMB446.4 million and RMB1,281.0 million (US$184.0 million), and the net carrying amount of the liability component were RMB4,712.3 million and RMB12,296.9 million (US$1,766.3 million), respectively. The carrying amount of the equity component of the Notes were RMB361.6 million and RMB1,349.3 million (US$193.8 million), respectively. For the years ended December 31, 2018 and 2019, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component were RMB23.9 million and RMB669.8 million (US$96.2 million), respectively. As of December 31, 2019, the liability component of the 2023 Notes and the 2025 Notes will be accreted up to the principal amount of US$750 million and US$1,200 million over a remaining period of 1.92 years and 3.25 years, respectively.

The aggregate scheduled maturities of RMB5,222.3 million (US$750.1 million) and RMB8,355.6 million (US$1,200.2 million) of the 2023 Notes and 2025 Notes will be repaid when they become due in 2023 and 2025, respectively, after considering no conversion, redemption prior to the maturity and both convertible senior notes bondholders hold the Notes till maturities and the Company elects to pay fully in cash.